UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Leveraged Company Stock
Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Life of class A
Class A (incl. 5.75% sales charge)	-38.33%	2.81%	10.95%
Class T (incl. 3.50% sales charge)	-36.99%	3.04%	10.96%
Class B (incl. contingent deferred sales charge) B	-38.30%	2.86%	11.05%
Class C (incl. contingent deferred sales charge) C	-35.71%	3.28%	10.90%

A From December 27, 2000.

B Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of class total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of class total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Leveraged Company Stock Fund - Class A on December 27, 2000, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks - battered by the effects of a global credit crisis for most of the year - were aided by early signs of a healing economy during the final months of the year ending July 31, 2009. For roughly half of the 12-month period, equities were in free fall, as a succession of large financial institutions around the world either collapsed or were forced into mergers or government conservatorship, and harried investors relinquished riskier assets in a massive flight to quality. By March, however, as unprecedented government interventions around the world took root, signs of a potential recovery began to emerge: corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. Against this improving backdrop, major equity indexes posted significant gains in March and April, which carried through to the end of the period. For the year overall, the Standard & Poor's 500SM Index declined 19.96%, while the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of domestic equities - was down 19.95%. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62% and the technology-heavy Nasdaq Composite® Index posted a 14.05% loss.

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Advisor Leveraged Company Stock Fund: During the past year, the fund's Class A, Class T, Class B and Class C shares returned -34.57%, -34.71%, -35.06% and -35.06%, respectively (excluding sales charges), trailing the S&P 500® and the -31.67% return of the Credit Suisse Leveraged Equity Index. The fund significantly underperformed the S&P® despite a strong showing in the second half of the period. The biggest drag on results came from unfavorable security selection and market weighting decisions in the energy and consumer staples sectors. On the plus side, underweighting hard-hit financials helped, as did the fund's high-yield bond holdings and my decision to maintain a modest cash balance, which held its value during a down market. Six energy companies were among the main detractors from performance: Forest Oil, Alpha Natural Resources, Chesapeake Energy, Exterran Holdings, Peabody Energy and Overseas Shipholding Group. Top relative contributions came from underweighting three index components that were negatively affected by the crisis in the financial markets: Bank of America, industrial conglomerate General Electric and diversified financial services provider Citigroup. Timely ownership of telecommunication services provider Crown Castle International also helped. Several of the stocks I've mentioned were not part of the S&P benchmark, and some were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.23%
Actual		$ 1,000.00	$ 1,437.50	$ 7.43
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.16
Class T	1.44%
Actual		$ 1,000.00	$ 1,435.60	$ 8.70
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	2.00%
Actual		$ 1,000.00	$ 1,432.30	$ 12.06
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	1.97%
Actual		$ 1,000.00	$ 1,432.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,439.60	$ 5.81
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	3.5	2.9
El Paso Corp.	3.1	3.5
Celanese Corp. Class A	3.1	2.0
Bank of America Corp.	2.9	0.1
ON Semiconductor Corp.	2.7	2.1
Freeport-McMoRan Copper & Gold, Inc.	2.6	4.1
Tenet Healthcare Corp.	2.5	0.9
Service Corp. International	2.5	2.4
Peabody Energy Corp.	2.4	2.6
Owens Corning	2.1	2.1
	27.4
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	15.1	15.0
Energy	14.5	26.4
Financials	13.3	3.8
Consumer Discretionary	12.6	11.6
Materials	11.3	11.0
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 87.8%		Stocks 85.2%
	Bonds 6.2%		Bonds 7.3%
	Convertible Securities 0.2%		Convertible Securities 0.4%
	Other Investments 3.0%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	5.9%	** Foreign investments	8.6%

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.0%
Johnson Controls, Inc.	451,700	$ 11,690
Tenneco, Inc. (a)	353,300	5,713
The Goodyear Tire & Rubber Co. (a)	255,000	4,340
TRW Automotive Holdings Corp. (a)	352,900	5,939
WABCO Holdings, Inc.	193,300	3,675
		31,357
Automobiles - 0.2%
Daimler AG	153,600	7,135
Diversified Consumer Services - 2.9%
Brinks Home Security Holdings, Inc. (a)	272,100	8,114
Carriage Services, Inc. Class A (a)	36,900	135
Service Corp. International (f)	12,770,599	80,710
Stewart Enterprises, Inc. Class A	1,163,232	5,688
		94,647
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	209,540	7,587
Domino's Pizza, Inc. (a)	450,300	3,701
Las Vegas Sands Corp. (a)(e)	1,354,472	12,664
Penn National Gaming, Inc. (a)	420,164	13,323
The Steak n Shake Co. (a)	253,100	2,587
		39,862
Household Durables - 1.5%
Black & Decker Corp.	182,800	6,873
Lennar Corp. Class A	516,600	6,117
Newell Rubbermaid, Inc.	2,699,800	34,746
		47,736
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	2,900
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	438,976	8,986
Cinemark Holdings, Inc.	726,803	8,060
Comcast Corp. Class A	2,286,600	33,979
Gray Television, Inc.	1,348,792	661
Liberty Global, Inc. Class A (a)	263,846	5,528
LodgeNet Entertainment Corp. (a)	11,800	55
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	656
Regal Entertainment Group Class A	100	1
		57,926
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.7%
Asbury Automotive Group, Inc.	314,878	$ 4,405
Gap, Inc.	87,400	1,426
Sally Beauty Holdings, Inc. (a)	1,303,600	9,099
The Pep Boys - Manny, Moe & Jack	814,929	8,092
		23,022
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	369,980	10,948
Hanesbrands, Inc. (a)	454,600	9,047
		19,995
TOTAL CONSUMER DISCRETIONARY		324,580
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.3%
Kroger Co.	286,100	6,117
Safeway, Inc.	255,400	4,835
		10,952
Food Products - 1.0%
Corn Products International, Inc.	227,904	6,381
Darling International, Inc. (a)	1,701,070	12,010
Dean Foods Co. (a)	448,700	9,508
Kellogg Co.	15,100	717
Smithfield Foods, Inc. (a)	225,294	3,053
		31,669
Personal Products - 0.2%
Revlon, Inc. (a)	1,007,783	6,107
TOTAL CONSUMER STAPLES		48,728
ENERGY - 13.8%
Energy Equipment & Services - 2.3%
ENSCO International, Inc.	90,000	3,410
Exterran Holdings, Inc. (a)	1,210,523	21,051
Hercules Offshore, Inc. (a)	1,211,441	5,742
Noble Corp.	388,700	13,161
Oil States International, Inc. (a)	103,500	2,807
Parker Drilling Co. (a)	944,929	4,366
Precision Drilling Trust	1,176,170	6,670
Pride International, Inc. (a)	237,900	5,964
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	108,000	$ 2,304
Schoeller-Bleckmann Oilfield Equipment AG	256,600	9,143
		74,618
Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc. (a)(e)	1,346,865	44,864
Arch Coal, Inc.	311,745	5,427
CONSOL Energy, Inc.	269,500	9,575
El Paso Corp.	10,102,636	101,633
Forest Oil Corp. (a)	2,028,557	34,181
Frontier Oil Corp.	1,441,000	20,030
Mariner Energy, Inc. (a)	1,758,276	21,082
Nexen, Inc.	150,800	3,126
Overseas Shipholding Group, Inc. (e)	1,002,318	34,430
Paladin Energy Ltd. (a)	849,100	3,238
Peabody Energy Corp.	2,386,192	79,007
Plains Exploration & Production Co. (a)	239,496	6,862
Southwestern Energy Co. (a)	200,000	8,286
Teekay Tankers Ltd.	37,700	365
Western Refining, Inc. (a)(e)	459,242	2,990
		375,096
TOTAL ENERGY		449,714
FINANCIALS - 11.9%
Capital Markets - 0.4%
Morgan Stanley	451,100	12,856
Commercial Banks - 7.6%
Huntington Bancshares, Inc.	9,313,520	38,092
KeyCorp	10,201,132	58,963
PNC Financial Services Group, Inc.	1,818,447	66,664
SunTrust Banks, Inc.	2,084,900	40,656
Wells Fargo & Co.	1,768,612	43,260
		247,635
Diversified Financial Services - 3.0%
Bank of America Corp.	6,345,200	93,846
JPMorgan Chase & Co.	90,100	3,482
		97,328
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.9%
Assured Guaranty Ltd.	1,635,423	$ 22,847
Lincoln National Corp.	268,200	5,683
		28,530
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	362
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	3,524,314	331
TOTAL FINANCIALS		387,042
HEALTH CARE - 6.6%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	162
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	127,100	7,165
Beckman Coulter, Inc.	155,900	9,820
Boston Scientific Corp. (a)	870,400	9,348
Covidien PLC	286,325	10,826
Hospira, Inc. (a)	162,700	6,253
Inverness Medical Innovations, Inc. (a)	343,292	11,552
		54,964
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. (a)	500,524	14,175
DaVita, Inc. (a)	325,453	16,175
Rural/Metro Corp. (a)	343,733	1,303
Sun Healthcare Group, Inc. (a)	794,946	7,735
Tenet Healthcare Corp. (a)	20,583,847	81,306
VCA Antech, Inc. (a)	454,800	11,634
		132,328
Health Care Technology - 0.6%
Cerner Corp. (a)(e)	319,295	20,780
Pharmaceuticals - 0.2%
Allergan, Inc.	90,300	4,825
TOTAL HEALTH CARE		213,059
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.3%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	69,305	$ 4,834
Teledyne Technologies, Inc. (a)	280,200	9,171
		14,005
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	391
Airlines - 1.1%
AirTran Holdings, Inc. (a)	138,500	1,003
AMR Corp. (a)	288,770	1,545
Delta Air Lines, Inc. (a)	4,629,979	32,086
UAL Corp. (a)	200,000	824
		35,458
Building Products - 3.0%
Armstrong World Industries, Inc. (a)	47,390	1,166
Masco Corp.	2,211,221	30,802
Owens Corning (a)	3,628,773	66,697
Owens Corning warrants 10/31/13 (a)	193,400	263
		98,928
Commercial Services & Supplies - 3.5%
Cenveo, Inc. (a)	2,186,400	10,560
Clean Harbors, Inc. (a)	209,300	10,919
Deluxe Corp.	1,197,696	18,744
R.R. Donnelley & Sons Co.	363,600	5,054
Republic Services, Inc.	1,758,150	46,767
The Brink's Co.	272,100	7,388
Waste Management, Inc.	491,500	13,816
		113,248
Construction & Engineering - 0.3%
Fluor Corp.	155,100	8,189
Great Lakes Dredge & Dock Corp.	206,300	1,194
		9,383
Electrical Equipment - 1.6%
Acuity Brands, Inc. (e)	200,000	5,902
Baldor Electric Co.	187,400	4,827
Belden, Inc.	856,834	15,029
EnerSys (a)	470,302	9,307
General Cable Corp. (a)(e)	225,900	8,758
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
JA Solar Holdings Co. Ltd. ADR (a)	660,500	$ 3,177
Sunpower Corp. Class B (a)	148,436	4,052
		51,052
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	90,090	2,823
General Electric Co.	896,117	12,008
		14,831
Machinery - 2.6%
Accuride Corp. (a)	626,829	232
Badger Meter, Inc. (e)	188,046	6,929
Cummins, Inc.	603,100	25,939
Ingersoll-Rand Co. Ltd.	696,377	20,111
John Bean Technologies Corp.	17,150	238
Lindsay Corp. (e)	11,000	390
Middleby Corp. (a)(e)	548,521	26,823
Navistar International Corp. (a)	29,100	1,151
SPX Corp.	19,800	1,046
Terex Corp. (a)	35,600	540
Thermadyne Holdings Corp. (a)	5,100	24
Timken Co.	7,200	147
		83,570
Marine - 0.6%
Diana Shipping, Inc.	222,100	3,163
Genco Shipping & Trading Ltd. (e)	310,686	7,429
Navios Maritime Holdings, Inc.	1,788,039	8,511
OceanFreight, Inc.	335,400	523
		19,626
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)(e)	2,124,200	20,052
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. (a)	3,100	33
Houston Wire & Cable Co.	440,405	4,734
		4,767
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	95,400	1,622
TOTAL INDUSTRIALS		466,933
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	152,314	$ 420
Motorola, Inc.	511,300	3,661
		4,081
Computers & Peripherals - 0.5%
EMC Corp. (a)	1,160,700	17,480
Electronic Equipment & Components - 2.3%
Avnet, Inc. (a)	201,400	4,914
Bell Microproducts, Inc. (a)	376,239	591
Benchmark Electronics, Inc. (a)	150,000	2,370
DDi Corp. (a)	23,328	112
Flextronics International Ltd. (a)	10,667,146	56,749
Merix Corp. (a)	629,225	1,126
SMTC Corp. (a)	343,580	309
TTM Technologies, Inc. (a)	923,631	9,116
Viasystems Group, Inc. (a)	213,790	214
Viasystems Group, Inc. (a)(j)	47,440	47
		75,548
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	117,818	2,336
NetEase.com, Inc. sponsored ADR (a)	157,800	6,953
VeriSign, Inc. (a)	194,300	3,971
		13,260
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	20,000	948
Alliance Data Systems Corp. (a)(e)	666,173	33,975
CACI International, Inc. Class A (a)	152,000	7,022
Cognizant Technology Solutions Corp. Class A (a)	26,400	781
Global Cash Access Holdings, Inc. (a)	591,600	5,324
SAIC, Inc. (a)	326,600	5,908
		53,958
Semiconductors & Semiconductor Equipment - 4.3%
Amkor Technology, Inc. (a)	3,721,719	23,298
Cypress Semiconductor Corp. (a)	541,200	5,748
Intel Corp.	638,700	12,295
Micron Technology, Inc. (a)	1,354,800	8,657
ON Semiconductor Corp. (a)	12,128,560	88,538
		138,536
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Autodesk, Inc. (a)	236,100	$ 5,149
VMware, Inc. Class A (a)	10,700	345
		5,494
TOTAL INFORMATION TECHNOLOGY		308,357
MATERIALS - 11.0%
Chemicals - 6.9%
Albemarle Corp.	932,494	27,704
Arch Chemicals, Inc.	317,658	8,434
Ashland, Inc.	27,901	925
Celanese Corp. Class A	3,897,730	100,172
Dow Chemical Co.	437,406	9,260
FMC Corp.	146,500	7,126
Georgia Gulf Corp. (a)(e)	17,891	309
H.B. Fuller Co.	1,270,664	25,617
Nalco Holding Co.	1,108,800	19,615
Phosphate Holdings, Inc. (a)(j)	192,500	943
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	454,900	4,067
Texas Petrochemicals, Inc. (a)	93,624	398
W.R. Grace & Co. (a)	1,278,441	21,260
		225,830
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	347,100	11,781
Packaging Corp. of America	22,170	436
Rock-Tenn Co. Class A	333,398	14,990
Sealed Air Corp.	22,800	419
Temple-Inland, Inc.	85,950	1,346
		28,972
Metals & Mining - 3.1%
Cliffs Natural Resources, Inc.	83,673	2,292
Compass Minerals International, Inc.	45,000	2,394
Freeport-McMoRan Copper & Gold, Inc.	1,422,117	85,754
Ormet Corp. (a)	500,000	165
Ormet Corp. (a)(j)	150,000	45
Reliance Steel & Aluminum Co.	150,065	5,059
United States Steel Corp.	120,000	4,770
		100,479
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Domtar Corp. (a)(e)	100,233	$ 1,900
Neenah Paper, Inc.	231,700	2,271
		4,171
TOTAL MATERIALS		359,452
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	2,771,132	3,408
PAETEC Holding Corp. (a)	1,965,903	5,780
Qwest Communications International, Inc. (e)	3,736,700	14,424
tw telecom, inc. (a)	272,503	2,698
Windstream Corp.	43,477	381
		26,691
Wireless Telecommunication Services - 2.9%
Centennial Communications Corp. Class A (a)	498,868	3,826
Crown Castle International Corp. (a)	1,221,980	35,120
Rogers Communications, Inc. Class B (non-vtg.)	141,176	3,922
Sprint Nextel Corp. (a)	4,653,313	18,613
Syniverse Holdings, Inc. (a)	1,855,562	32,528
		94,009
TOTAL TELECOMMUNICATION SERVICES		120,700
UTILITIES - 5.5%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	1,654
Great Plains Energy, Inc.	7,549	120
		1,774
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	3,413
Independent Power Producers & Energy Traders - 4.7%
AES Corp.	8,905,279	113,896
Calpine Corp. (a)	1,636,000	21,072
Mirant Corp. (a)	320,300	5,785
NRG Energy, Inc. (a)	449,872	12,241
		152,994
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
CMS Energy Corp.	1,632,100	$ 21,119
TOTAL UTILITIES		179,300
TOTAL COMMON STOCKS (Cost $3,502,291)		2,857,865
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	8,800	7,726
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	611	278
TOTAL PREFERRED STOCKS (Cost $6,831)		8,004
Nonconvertible Bonds - 6.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.4%
General Motors Corp.:
6.75% 5/1/28 (c)	$ 2,515	346
7.125% 7/15/13 (c)	6,805	919
7.2% 1/15/11 (c)	18,790	2,631
8.25% 7/15/23 (c)	20,460	3,018
8.375% 7/15/33 (c)	32,130	4,900
8.8% 3/1/21 (c)	8,800	1,254
		13,068
Hotels, Restaurants & Leisure - 1.3%
MGM Mirage, Inc.:
5.875% 2/27/14	1,605	1,132
6.625% 7/15/15	4,415	3,113
6.75% 9/1/12	1,280	963
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13	$ 7,500	$ 5,494
7.5% 6/1/16	3,575	2,467
7.625% 1/15/17	9,125	6,388
8.375% 2/1/11	7,455	6,039
13% 11/15/13 (g)	4,850	5,420
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(g)	9,711	7,623
Station Casinos, Inc.:
6% 4/1/12 (c)	6,660	2,065
7.75% 8/15/16 (c)	7,395	2,255
		42,959
Media - 0.1%
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(g)	4,400	2,748
Specialty Retail - 0.0%
Sonic Automotive, Inc. 8.625% 8/15/13	2,010	1,608
TOTAL CONSUMER DISCRETIONARY		60,383
CONSUMER STAPLES - 0.5%
Food Products - 0.3%
Smithfield Foods, Inc.:
7% 8/1/11	10,600	10,070
7.75% 7/1/17	650	489
		10,559
Personal Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	6,255	5,880
TOTAL CONSUMER STAPLES		16,439
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
El Paso Energy Corp.:
7.75% 1/15/32	7,015	6,287
7.8% 8/1/31	1,535	1,305
Forest Oil Corp. 7.25% 6/15/19	8,835	8,393
Range Resources Corp. 7.25% 5/1/18	440	428
		16,413
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 1.4%
Consumer Finance - 1.4%
GMAC LLC:
6% 12/15/11	$ 1,190	$ 1,071
6% 12/15/11 (g)	9,390	8,686
6.625% 5/15/12 (g)	6,410	5,833
7.5% 12/31/13 (g)	22,222	19,000
8% 12/31/18 (g)	12,693	9,710
		44,300
INDUSTRIALS - 0.2%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	530	5
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		19
Building Products - 0.0%
Owens Corning 7% 12/1/36	837	649
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,170	1,552
Road & Rail - 0.1%
Hertz Corp. 8.875% 1/1/14	3,255	3,133
TOTAL INDUSTRIALS		5,353
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
8.875% 12/15/14	3,150	2,079
10.125% 12/15/16	2,085	1,084
NXP BV:
7.875% 10/15/14	3,520	2,358
10% 7/15/13 (g)	1,234	1,049
		6,570
MATERIALS - 0.2%
Chemicals - 0.2%
Chemtura Corp. 6.875% 6/1/16 (c)	4,450	3,627
Georgia Gulf Corp. 9.5% 10/15/14 (c)	2,780	1,779
		5,406
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	$ 11,895	$ 8,981
6.9% 5/1/19	8,400	7,466
		16,447
Wireless Telecommunication Services - 0.7%
Digicel Group Ltd. 8.875% 1/15/15 (g)	1,520	1,330
Nextel Communications, Inc. 7.375% 8/1/15	13,160	11,811
Sprint Nextel Corp. 6% 12/1/16	12,345	10,786
		23,927
TOTAL TELECOMMUNICATION SERVICES		40,374
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
AES Corp. 7.75% 10/15/15	6,595	6,397
TOTAL NONCONVERTIBLE BONDS (Cost $167,817)		201,635
Floating Rate Loans - 3.0%

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Visteon Corp. term loan 4.426% 6/13/13 (c)(h)	8,540	4,142
Hotels, Restaurants & Leisure - 0.3%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8692% 6/14/13 (h)	741	568
term loan 2.625% 6/14/14 (h)	8,728	6,699
Venetian Macau Ltd.:
Tranche B, term loan 2.85% 5/26/13 (h)	1,113	1,035
Tranche DD, term loan 2.85% 5/26/12 (h)	643	598
		8,900
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (h)	$ 4,962	$ 4,565
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (h)	9,155	7,393
		11,958
TOTAL CONSUMER DISCRETIONARY		25,000
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon Consumer Products Corp. term loan 4.3931% 1/15/12 (h)	6,501	6,078
INDUSTRIALS - 0.6%
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.3009% 4/30/12 (h)	6,929	6,167
Tranche 2LN, term loan 3.5519% 4/30/14 (h)	13,900	9,313
		15,480
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.8441% 12/3/14 (h)	4,558	3,760
TOTAL INDUSTRIALS		19,240
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (h)	1,994	1,749
Tranche B-A, term loan 2.7093% 10/1/14 (h)	6,938	6,088
		7,837
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. term loan 2.0588% 12/1/13 (h)	33,668	24,830
TOTAL INFORMATION TECHNOLOGY		32,667
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp. term loan 10% 10/3/13 (h)	4,664	4,338
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Financing, Inc. term loan 2.6979% 3/13/14 (h)	$ 10,000	$ 8,550
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 3.8018% 10/10/14 (h)	4,530	3,477
TOTAL FLOATING RATE LOANS (Cost $91,651)		99,350
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.37% (i)	88,624,874	88,625
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(i)	132,494,725	132,495
TOTAL MONEY MARKET FUNDS (Cost $221,120)		221,120
Other - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (h) (Cost $234)	29,250,000	219
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $3,989,944)		3,388,193
NET OTHER ASSETS - (4.0)%		(131,719)
NET ASSETS - 100%		$ 3,256,474
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,682,000 or 1.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,035,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,176
Fidelity Securities Lending Cash Central Fund	1,278
Total	$ 3,454
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Service Corp. International	$ 111,209	$ 11,482	$ -	$ 2,043	$ 80,710
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 324,580	$ 324,580	$ -	$ -
Consumer Staples	48,728	48,728	-	-
Energy	457,440	449,714	7,726	-
Financials	387,320	387,042	278	-
Health Care	213,059	213,059	-	-
Industrials	466,933	466,670	-	263
Information Technology	308,357	308,096	-	261
Materials	359,452	359,452	-	-
Telecommunication Services	120,700	120,700	-	-
Utilities	179,300	179,300	-	-
Other	219	-	-	219
Corporate Bonds	201,635	-	201,616	19
Floating Rate Loans	99,350	-	99,350	-
Money Market Funds	221,120	221,120	-	-
Total Investments in Securities:	$ 3,388,193	$ 3,078,461	$ 308,970	$ 762
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 660
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,866)
Cost of Purchases	-
Proceeds of Sales	(114)
Amortization/Accretion	-
Transfer in/out of Level 3	3,082
Ending Balance	$ 762
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (2,866)

The information used in the above reconciliation represents fiscal year to date activity for any Investment in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	1.8%
B	3.1%
CCC,CC,C	3.3%
D	0.6%
Not Rated	0.4%
Equities	88.0%
Short-Term Investments and Net Other Assets	2.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $278,762,000 of which $28,399,000 and $250,363,000 will expire on July 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $841,549,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $126,340) - See accompanying schedule: Unaffiliated issuers (cost $3,632,397)	$ 3,086,363
Fidelity Central Funds (cost $221,120)	221,120
Other affiliated issuers (cost $136,427)	80,710
Total Investments (cost $3,989,944)		$ 3,388,193
Cash		20
Foreign currency held at value (cost $396)		409
Receivable for investments sold		1,449
Receivable for fund shares sold		6,474
Dividends receivable		593
Interest receivable		3,583
Distributions receivable from Fidelity Central Funds		125
Prepaid expenses		14
Total assets		3,400,860

Liabilities
Payable for fund shares redeemed	$ 8,507
Accrued management fee	1,528
Distribution fees payable	1,016
Other affiliated payables	793
Other payables and accrued expenses	47
Collateral on securities loaned, at value	132,495
Total liabilities		144,386

Net Assets		$ 3,256,474
Net Assets consist of:
Paid in capital		$ 4,975,308
Undistributed net investment income		16,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,134,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(601,740)
Net Assets		$ 3,256,474

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,342,992 ÷ 56,696 shares)	$ 23.69

Maximum offering price per share (100/94.25 of $23.69)	$ 25.14
Class T: Net Asset Value and redemption price per share ($728,385 ÷ 31,261 shares)	$ 23.30

Maximum offering price per share (100/96.50 of $23.30)	$ 24.15
Class B: Net Asset Value and offering price per share ($127,736 ÷ 5,620 shares)A	$ 22.73

Class C: Net Asset Value and offering price per share ($496,377 ÷ 21,865 shares)A	$ 22.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($560,984 ÷ 23,407 shares)	$ 23.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Dividends (including $2,043 earned from other affiliated issuers)		$ 36,801
Interest		34,727
Income from Fidelity Central Funds		3,454
Total income		74,982

Expenses
Management fee	$ 18,599
Transfer agent fees	8,538
Distribution fees	12,462
Accounting and security lending fees	866
Custodian fees and expenses	46
Independent trustees' compensation	21
Registration fees	217
Audit	66
Legal	22
Miscellaneous	205
Total expenses before reductions	41,042
Expense reductions	(14)	41,028
Net investment income (loss)		33,954
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,108,458)
Foreign currency transactions	(79)
Total net realized gain (loss)		(1,108,537)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,016,540)
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		(1,016,529)
Net gain (loss)		(2,125,066)
Net increase (decrease) in net assets resulting from operations		$ (2,091,112)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,954	$ 959	$ 23,767
Net realized gain (loss)	(1,108,537)	(29,475)	125,656
Change in net unrealized appreciation (depreciation)	(1,016,529)	(144,635)	240,262
Net increase (decrease) in net assets resulting from operations	(2,091,112)	(173,151)	389,685
Distributions to shareholders from net investment income	(15,385)	(19,811)	(1,638)
Distributions to shareholders from net realized gain	-	(116,235)	(10,541)
Total distributions	(15,385)	(136,046)	(12,179)
Share transactions - net increase (decrease)	(138,268)	1,397,922	2,052,798
Total increase (decrease) in net assets	(2,244,765)	1,088,725	2,430,304

Net Assets
Beginning of period	5,501,239	4,412,514	1,982,210
End of period (including undistributed net investment income of $16,921 and undistributed net investment income of $1,386 and undistributed net investment income of $23,634, respectively)	$ 3,256,474	$ 5,501,239	$ 4,412,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Income from Investment Operations
Net investment income (loss) E	.27	.05	.35 H	.11	.16 I	- J, N, Q
Net realized and unrealized gain (loss)	(12.93)	(.97)	5.47	4.95	3.69	5.88
Total from investment operations	(12.66)	(.92)	5.82	5.06	3.85	5.88
Distributions from net investment income	(.12)	(.23)	(.04)	(.07)	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.43)	(.43)
Total distributions	(.12)	(1.21) P	(.21)	(.16) O	(.43)	(.43)
Net asset value, end of period	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67
Total Return B, C, D	(34.57)%	(2.42)%	17.74%	18.10%	15.87%	31.15%
Ratios to Average Net Assets F, L
Expenses before reductions	1.20%	1.12% A	1.11%	1.16%	1.20%	1.28%
Expenses net of fee waivers, if any	1.20%	1.12% A	1.11%	1.16%	1.20%	1.28%
Expenses net of all reductions	1.20%	1.12% A	1.11%	1.16%	1.17%	1.26%
Net investment income (loss)	1.27%	.20% A	.93% H	.37%	.62% I	.01% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 1,343	$ 2,288	$ 1,719	$ 736	$ 287	$ 92
Portfolio turnover rate G	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30.  N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. P Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share. Q Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Income from Investment Operations
Net investment income (loss) E	.22	(.01)	.26 H	.04	.09 I	(.07) J, N
Net realized and unrealized gain (loss)	(12.73)	(.95)	5.39	4.88	3.64	5.82
Total from investment operations	(12.51)	(.96)	5.65	4.92	3.73	5.75
Distributions from net investment income	(.10)	(.14)	-	(.03)	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.37)	(.44)
Total distributions	(.10)	(1.13) P	(.17)	(.12) O	(.37)	(.44)
Net asset value, end of period	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36
Total Return B, C, D	(34.71)%	(2.57)%	17.45%	17.80%	15.53%	30.75%
Ratios to Average Net Assets F, L
Expenses before reductions	1.42%	1.34% A	1.34%	1.40%	1.49%	1.61%
Expenses net of fee waivers, if any	1.42%	1.34% A	1.34%	1.40%	1.49%	1.61%
Expenses net of all reductions	1.42%	1.34% A	1.34%	1.39%	1.45%	1.58%
Net investment income (loss)	1.05%	(.03)% A	.70% H	.14%	.34% I	(.32)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 728	$ 1,037	$ 895	$ 480	$ 196	$ 44
Portfolio turnover rate G	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30.  N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. P Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,

2009

2008 K

2007 M

2006 M

2005 M

2004M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Income from Investment Operations
Net investment income (loss) E	.10	(.15)	.05 H	(.13)	(.05) I	(.17) J, N
Net realized and unrealized gain (loss)	(12.43)	(.93)	5.29	4.81	3.60	5.76
Total from investment operations	(12.33)	(1.08)	5.34	4.68	3.55	5.59
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.17)	(.06)	(.29)	(.39)
Total distributions	(.04)	(.93) P	(.17)	(.06) O	(.29)	(.39)
Net asset value, end of period	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06
Total Return B, C, D	(35.06)%	(2.93)%	16.79%	17.14%	14.92%	30.13%
Ratios to Average Net Assets F, L
Expenses before reductions	1.97%	1.92% A	1.90%	1.96%	2.01%	2.10%
Expenses net of fee waivers, if any	1.97%	1.92% A	1.90%	1.96%	2.01%	2.10%
Expenses net of all reductions	1.97%	1.92% A	1.90%	1.95%	1.98%	2.08%
Net investment income (loss)	.49%	(.61)% A	.14% H	(.43)%	(.18)% I	(.81)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 230	$ 227	$ 150	$ 92	$ 37
Portfolio turnover rate G	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represent $.055 per share. PDistributions from net realized gain represent $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Income from Investment Operations
Net investment income (loss) E	.11	(.13)	.07 H	(.10)	(.03) I	(.15) J, N
Net realized and unrealized gain (loss)	(12.42)	(.94)	5.30	4.79	3.59	5.75
Total from investment operations	(12.31)	(1.07)	5.37	4.69	3.56	5.60
Distributions from net investment income	(.04)	(.01)	-	-	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.06)	(.28)	(.40)
Total distributions	(.04)	(.99) P	(.17)	(.06) O	(.28)	(.40)
Net asset value, end of period	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00
Total Return B, C, D	(35.06)%	(2.91)%	16.90%	17.20%	14.99%	30.29%
Ratios to Average Net Assets F, L
Expenses before reductions	1.94%	1.85% A	1.84%	1.89%	1.94%	2.02%
Expenses net of fee waivers, if any	1.94%	1.85% A	1.84%	1.89%	1.94%	2.02%
Expenses net of all reductions	1.94%	1.85% A	1.84%	1.88%	1.90%	2.00%
Net investment income (loss)	.53%	(.54)% A	.20% H	(.35)%	(.11)% I	(.73)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 496	$ 962	$ 850	$ 413	$ 179	$ 47
Portfolio turnover rate G	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30.  N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represent $.055 per share. P Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 J

2007 L

2006 L

2005 L

2004 L

Selected Per-Share Data
Net asset value, beginning of period	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Income from Investment Operations
Net investment income (loss) D	.33	.12	.46 G	.21	.25 H	.07 I, M
Net realized and unrealized gain (loss)	(13.06)	(.99)	5.51	4.98	3.71	5.92
Total from investment operations	(12.73)	(.87)	5.97	5.19	3.96	5.99
Distributions from net investment income	(.15)	(.31)	(.11)	(.13)	(.03)	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.44)	(.48)
Total distributions	(.15)	(1.29) O	(.28)	(.21) N	(.47)	(.48)
Net asset value, end of period	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85
Total Return B, C	(34.38)%	(2.26)%	18.06%	18.43%	16.23%	31.60%
Ratios to Average Net Assets E, K
Expenses before reductions	.93%	.85% A	.84%	.87%	.89%	.95%
Expenses net of fee waivers, if any	.93%	.85% A	.84%	.87%	.89%	.95%
Expenses net of all reductions	.93%	.85% A	.83%	.86%	.85%	.93%
Net investment income (loss)	1.54%	.47% A	1.21% G	.67%	.94% H	.34% I, M
Supplemental Data
Net assets, end of period (in millions)	$ 561	$ 985	$ 722	$ 203	$ 62	$ 24
Portfolio turnover rate F	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I  Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended November 30. M As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. N Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. O Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 411,567
Unrealized depreciation	(1,020,211)
Net unrealized appreciation (depreciation)	$ (608,644)
Undistributed ordinary income	$ 10,121
Capital loss carryforward	$ (278,762)
Cost for federal income tax purposes	$ 3,996,837

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	Year ended July 31, 2009	Eight months ended July 31, 2008	November 30, 2007
Ordinary Income	$ 15,385	$ 58,334	$ 1,638
Long-term Capital Gains	-	77,712	10,541
Total	$ 15,385	$ 136,046	$ 12,179

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,447,372 and $1,371,421, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .61% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,153	$ 84
Class T	.25%	.25%	3,086	-
Class B	.75%	.25%	1,235	926
Class C	.75%	.25%	4,988	1,410
			$ 12,462	$ 2,420

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 453
Class T	63
Class B*	447
Class C*	245
$ 1,208

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,658.29
Class T	1,630.26
Class B	392.32
Class C	1,413.28
Institutional Class	1,445.27
	$ 8,538

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,278.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12 for the period In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 7,367	$ 10,327	$ 923
Class T	3,046	3,392	-
Class B	272	-	-
Class C	1,100	237	-
Institutional Class	3,600	5,855	715
Total	$ 15,385	$ 19,811	$ 1,638
From net realized gain
Class A	$ -	$ 45,096	$ 3,924
Class T	-	23,692	2,503
Class B	-	5,742	806
Class C	-	22,899	2,242
Institutional Class	-	18,806	1,066
Total	$ -	$ 116,235	$ 10,541

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended July 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Class A
Shares sold	24,189	26,418	29,461
Reinvestment of distributions	411	1,374	131
Shares redeemed	(30,651)	(9,591)	(7,360)
Net increase (decrease)	(6,051)	18,201	22,232
Class T
Shares sold	14,997	11,305	15,159
Reinvestment of distributions	174	696	71
Shares redeemed	(12,787)	(6,676)	(6,440)
Net increase (decrease)	2,384	5,325	8,790
Class B
Shares sold	1,103	1,221	2,412
Reinvestment of distributions	14	137	21
Shares redeemed	(2,043)	(918)	(1,021)
Net increase (decrease)	(926)	440	1,412
Class C
Shares sold	5,888	7,689	12,568
Reinvestment of distributions	50	473	50
Shares redeemed	(11,508)	(3,624)	(2,675)
Net increase (decrease)	(5,570)	4,538	9,943
Institutional Class
Shares sold	15,118	13,594	16,169
Reinvestment of distributions	160	481	28
Shares redeemed	(18,587)	(5,870)	(3,772)
Net increase (decrease)	(3,309)	8,205	12,425

Annual Report

11. Share Transactions - continued

	Dollars
	Year ended July 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Class A
Shares sold	$ 549,892	$ 993,479	$ 1,112,890
Reinvestment of distributions	6,815	50,970	4,411
Shares redeemed	(618,381)	(350,863)	(275,333)
Net increase (decrease)	$ (61,674)	$ 693,586	$ 841,968
Class T
Shares sold	$ 308,398	$ 420,190	$ 555,578
Reinvestment of distributions	2,847	25,423	2,360
Shares redeemed	(255,539)	(239,946)	(238,342)
Net increase (decrease)	$ 55,706	$ 205,667	$ 319,596
Class B
Shares sold	$ 24,944	$ 44,601	$ 87,168
Reinvestment of distributions	232	4,879	692
Shares redeemed	(39,562)	(32,245)	(36,506)
Net increase (decrease)	$ (14,386)	$ 17,235	$ 51,354
Class C
Shares sold	$ 129,149	$ 281,143	$ 456,219
Reinvestment of distributions	800	16,861	1,633
Shares redeemed	(215,072)	(126,975)	(95,923)
Net increase (decrease)	$ (85,123)	$ 171,029	$ 361,929
Institutional Class
Shares sold	$ 335,625	$ 512,431	$ 618,313
Reinvestment of distributions	2,670	18,027	941
Shares redeemed	(371,086)	(220,053)	(141,303)
Net increase (decrease)	$ (32,791)	$ 310,405	$ 477,951

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Leveraged Company Stock Fund (a fund of Fidelity Advisor Series I) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Leveraged Company Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 28, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Edward C. Johnson 3d and Mr. James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Johnson oversees 262 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Leveraged Company Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/14/2009	9/11/2009	$0.083	$0.006
Class T	9/14/2009	9/11/2009	$0.064	$0.006
Class B	9/14/2009	9/11/2009	$0.000	$0.006
Class C	9/14/2009	9/11/2009	$0.002	$0.006

A percentage of the dividends distributed during the fiscal year for the fund qualifies for the dividend-received deduction for corporate shareholders.

	Class A	Class T	Class B	Class C
December 2008 (Ex-Date 12/12/08)	97%	100%	100%	100%
December 2008 (Ex-Date 12/30/08)	93%	93%	93%	93%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	Class A	Class T	Class B	Class C
December 2008 (Ex-Date 12/12/08)	100%	100%	100%	100%
December 2008 (Ex-Date 12/30/08)	100%	100%	100%	100%

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Leveraged Company Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Leveraged Company Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Leveraged Company Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-UANN-0909
1.786693.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Leveraged Company Stock
Fund - Institutional Class

Annual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2009	Past 1 year	Past 5 years	Life of class A
Institutional Class	-34.38%	4.35%	12.02%

A From December 27, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Leveraged Company Stock Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks - battered by the effects of a global credit crisis for most of the year - were aided by early signs of a healing economy during the final months of the year ending July 31, 2009. For roughly half of the 12-month period, equities were in free fall, as a succession of large financial institutions around the world either collapsed or were forced into mergers or government conservatorship, and harried investors relinquished riskier assets in a massive flight to quality. By March, however, as unprecedented government interventions around the world took root, signs of a potential recovery began to emerge: corporate profits, though still weak, began to stabilize and valuations started to return to normal trading ranges. Against this improving backdrop, major equity indexes posted significant gains in March and April, which carried through to the end of the period. For the year overall, the Standard & Poor's 500SM Index declined 19.96%, while the Dow Jones U.S. Total Stock Market IndexSM - the broadest overall gauge of domestic equities - was down 19.95%. Meanwhile, the blue-chip-laden Dow Jones Industrial AverageSM fell 16.62% and the technology-heavy Nasdaq Composite® Index posted a 14.05% loss.

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Advisor Leveraged Company Stock Fund: For the year, the fund's Institutional Class shares returned -34.38%, trailing the S&P 500® and the -31.67% return of the Credit Suisse Leveraged Equity Index. The fund significantly underperformed the S&P® despite a strong showing in the second half of the period. The biggest drag on results came from unfavorable security selection and market weighting decisions in the energy and consumer staples sectors. On the plus side, underweighting hard-hit financials helped, as did the fund's high-yield bond holdings and my decision to maintain a modest cash balance, which held its value during a down market. Six energy companies were among the main detractors from performance: Forest Oil, Alpha Natural Resources, Chesapeake Energy, Exterran Holdings, Peabody Energy and Overseas Shipholding Group. Top relative contributions came from underweighting three index components that were negatively affected by the crisis in the financial markets: Bank of America, industrial conglomerate General Electric and diversified financial services provider Citigroup. Timely ownership of telecommunication services provider Crown Castle International also helped. Several of the stocks I've mentioned were not part of the S&P benchmark, and some were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Class A	1.23%
Actual		$ 1,000.00	$ 1,437.50	$ 7.43
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.16
Class T	1.44%
Actual		$ 1,000.00	$ 1,435.60	$ 8.70
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	2.00%
Actual		$ 1,000.00	$ 1,432.30	$ 12.06
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	1.97%
Actual		$ 1,000.00	$ 1,432.20	$ 11.88
Hypothetical A		$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,439.60	$ 5.81
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	3.5	2.9
El Paso Corp.	3.1	3.5
Celanese Corp. Class A	3.1	2.0
Bank of America Corp.	2.9	0.1
ON Semiconductor Corp.	2.7	2.1
Freeport-McMoRan Copper & Gold, Inc.	2.6	4.1
Tenet Healthcare Corp.	2.5	0.9
Service Corp. International	2.5	2.4
Peabody Energy Corp.	2.4	2.6
Owens Corning	2.1	2.1
	27.4
Top Five Market Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	15.1	15.0
Energy	14.5	26.4
Financials	13.3	3.8
Consumer Discretionary	12.6	11.6
Materials	11.3	11.0
Asset Allocation (% of fund's net assets)
As of July 31, 2009 *		As of January 31, 2009 **
	Stocks 87.8%		Stocks 85.2%
	Bonds 6.2%		Bonds 7.3%
	Convertible Securities 0.2%		Convertible Securities 0.4%
	Other Investments 3.0%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	5.9%	** Foreign investments	8.6%

Annual Report

Investments July 31, 2009

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.0%
Johnson Controls, Inc.	451,700	$ 11,690
Tenneco, Inc. (a)	353,300	5,713
The Goodyear Tire & Rubber Co. (a)	255,000	4,340
TRW Automotive Holdings Corp. (a)	352,900	5,939
WABCO Holdings, Inc.	193,300	3,675
		31,357
Automobiles - 0.2%
Daimler AG	153,600	7,135
Diversified Consumer Services - 2.9%
Brinks Home Security Holdings, Inc. (a)	272,100	8,114
Carriage Services, Inc. Class A (a)	36,900	135
Service Corp. International (f)	12,770,599	80,710
Stewart Enterprises, Inc. Class A	1,163,232	5,688
		94,647
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	209,540	7,587
Domino's Pizza, Inc. (a)	450,300	3,701
Las Vegas Sands Corp. (a)(e)	1,354,472	12,664
Penn National Gaming, Inc. (a)	420,164	13,323
The Steak n Shake Co. (a)	253,100	2,587
		39,862
Household Durables - 1.5%
Black & Decker Corp.	182,800	6,873
Lennar Corp. Class A	516,600	6,117
Newell Rubbermaid, Inc.	2,699,800	34,746
		47,736
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	2,900
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	438,976	8,986
Cinemark Holdings, Inc.	726,803	8,060
Comcast Corp. Class A	2,286,600	33,979
Gray Television, Inc.	1,348,792	661
Liberty Global, Inc. Class A (a)	263,846	5,528
LodgeNet Entertainment Corp. (a)	11,800	55
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	656
Regal Entertainment Group Class A	100	1
		57,926
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.7%
Asbury Automotive Group, Inc.	314,878	$ 4,405
Gap, Inc.	87,400	1,426
Sally Beauty Holdings, Inc. (a)	1,303,600	9,099
The Pep Boys - Manny, Moe & Jack	814,929	8,092
		23,022
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	369,980	10,948
Hanesbrands, Inc. (a)	454,600	9,047
		19,995
TOTAL CONSUMER DISCRETIONARY		324,580
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.3%
Kroger Co.	286,100	6,117
Safeway, Inc.	255,400	4,835
		10,952
Food Products - 1.0%
Corn Products International, Inc.	227,904	6,381
Darling International, Inc. (a)	1,701,070	12,010
Dean Foods Co. (a)	448,700	9,508
Kellogg Co.	15,100	717
Smithfield Foods, Inc. (a)	225,294	3,053
		31,669
Personal Products - 0.2%
Revlon, Inc. (a)	1,007,783	6,107
TOTAL CONSUMER STAPLES		48,728
ENERGY - 13.8%
Energy Equipment & Services - 2.3%
ENSCO International, Inc.	90,000	3,410
Exterran Holdings, Inc. (a)	1,210,523	21,051
Hercules Offshore, Inc. (a)	1,211,441	5,742
Noble Corp.	388,700	13,161
Oil States International, Inc. (a)	103,500	2,807
Parker Drilling Co. (a)	944,929	4,366
Precision Drilling Trust	1,176,170	6,670
Pride International, Inc. (a)	237,900	5,964
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	108,000	$ 2,304
Schoeller-Bleckmann Oilfield Equipment AG	256,600	9,143
		74,618
Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc. (a)(e)	1,346,865	44,864
Arch Coal, Inc.	311,745	5,427
CONSOL Energy, Inc.	269,500	9,575
El Paso Corp.	10,102,636	101,633
Forest Oil Corp. (a)	2,028,557	34,181
Frontier Oil Corp.	1,441,000	20,030
Mariner Energy, Inc. (a)	1,758,276	21,082
Nexen, Inc.	150,800	3,126
Overseas Shipholding Group, Inc. (e)	1,002,318	34,430
Paladin Energy Ltd. (a)	849,100	3,238
Peabody Energy Corp.	2,386,192	79,007
Plains Exploration & Production Co. (a)	239,496	6,862
Southwestern Energy Co. (a)	200,000	8,286
Teekay Tankers Ltd.	37,700	365
Western Refining, Inc. (a)(e)	459,242	2,990
		375,096
TOTAL ENERGY		449,714
FINANCIALS - 11.9%
Capital Markets - 0.4%
Morgan Stanley	451,100	12,856
Commercial Banks - 7.6%
Huntington Bancshares, Inc.	9,313,520	38,092
KeyCorp	10,201,132	58,963
PNC Financial Services Group, Inc.	1,818,447	66,664
SunTrust Banks, Inc.	2,084,900	40,656
Wells Fargo & Co.	1,768,612	43,260
		247,635
Diversified Financial Services - 3.0%
Bank of America Corp.	6,345,200	93,846
JPMorgan Chase & Co.	90,100	3,482
		97,328
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.9%
Assured Guaranty Ltd.	1,635,423	$ 22,847
Lincoln National Corp.	268,200	5,683
		28,530
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	362
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	3,524,314	331
TOTAL FINANCIALS		387,042
HEALTH CARE - 6.6%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	162
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	127,100	7,165
Beckman Coulter, Inc.	155,900	9,820
Boston Scientific Corp. (a)	870,400	9,348
Covidien PLC	286,325	10,826
Hospira, Inc. (a)	162,700	6,253
Inverness Medical Innovations, Inc. (a)	343,292	11,552
		54,964
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. (a)	500,524	14,175
DaVita, Inc. (a)	325,453	16,175
Rural/Metro Corp. (a)	343,733	1,303
Sun Healthcare Group, Inc. (a)	794,946	7,735
Tenet Healthcare Corp. (a)	20,583,847	81,306
VCA Antech, Inc. (a)	454,800	11,634
		132,328
Health Care Technology - 0.6%
Cerner Corp. (a)(e)	319,295	20,780
Pharmaceuticals - 0.2%
Allergan, Inc.	90,300	4,825
TOTAL HEALTH CARE		213,059
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.3%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	69,305	$ 4,834
Teledyne Technologies, Inc. (a)	280,200	9,171
		14,005
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	391
Airlines - 1.1%
AirTran Holdings, Inc. (a)	138,500	1,003
AMR Corp. (a)	288,770	1,545
Delta Air Lines, Inc. (a)	4,629,979	32,086
UAL Corp. (a)	200,000	824
		35,458
Building Products - 3.0%
Armstrong World Industries, Inc. (a)	47,390	1,166
Masco Corp.	2,211,221	30,802
Owens Corning (a)	3,628,773	66,697
Owens Corning warrants 10/31/13 (a)	193,400	263
		98,928
Commercial Services & Supplies - 3.5%
Cenveo, Inc. (a)	2,186,400	10,560
Clean Harbors, Inc. (a)	209,300	10,919
Deluxe Corp.	1,197,696	18,744
R.R. Donnelley & Sons Co.	363,600	5,054
Republic Services, Inc.	1,758,150	46,767
The Brink's Co.	272,100	7,388
Waste Management, Inc.	491,500	13,816
		113,248
Construction & Engineering - 0.3%
Fluor Corp.	155,100	8,189
Great Lakes Dredge & Dock Corp.	206,300	1,194
		9,383
Electrical Equipment - 1.6%
Acuity Brands, Inc. (e)	200,000	5,902
Baldor Electric Co.	187,400	4,827
Belden, Inc.	856,834	15,029
EnerSys (a)	470,302	9,307
General Cable Corp. (a)(e)	225,900	8,758
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
JA Solar Holdings Co. Ltd. ADR (a)	660,500	$ 3,177
Sunpower Corp. Class B (a)	148,436	4,052
		51,052
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	90,090	2,823
General Electric Co.	896,117	12,008
		14,831
Machinery - 2.6%
Accuride Corp. (a)	626,829	232
Badger Meter, Inc. (e)	188,046	6,929
Cummins, Inc.	603,100	25,939
Ingersoll-Rand Co. Ltd.	696,377	20,111
John Bean Technologies Corp.	17,150	238
Lindsay Corp. (e)	11,000	390
Middleby Corp. (a)(e)	548,521	26,823
Navistar International Corp. (a)	29,100	1,151
SPX Corp.	19,800	1,046
Terex Corp. (a)	35,600	540
Thermadyne Holdings Corp. (a)	5,100	24
Timken Co.	7,200	147
		83,570
Marine - 0.6%
Diana Shipping, Inc.	222,100	3,163
Genco Shipping & Trading Ltd. (e)	310,686	7,429
Navios Maritime Holdings, Inc.	1,788,039	8,511
OceanFreight, Inc.	335,400	523
		19,626
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)(e)	2,124,200	20,052
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. (a)	3,100	33
Houston Wire & Cable Co.	440,405	4,734
		4,767
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	95,400	1,622
TOTAL INDUSTRIALS		466,933
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	152,314	$ 420
Motorola, Inc.	511,300	3,661
		4,081
Computers & Peripherals - 0.5%
EMC Corp. (a)	1,160,700	17,480
Electronic Equipment & Components - 2.3%
Avnet, Inc. (a)	201,400	4,914
Bell Microproducts, Inc. (a)	376,239	591
Benchmark Electronics, Inc. (a)	150,000	2,370
DDi Corp. (a)	23,328	112
Flextronics International Ltd. (a)	10,667,146	56,749
Merix Corp. (a)	629,225	1,126
SMTC Corp. (a)	343,580	309
TTM Technologies, Inc. (a)	923,631	9,116
Viasystems Group, Inc. (a)	213,790	214
Viasystems Group, Inc. (a)(j)	47,440	47
		75,548
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	117,818	2,336
NetEase.com, Inc. sponsored ADR (a)	157,800	6,953
VeriSign, Inc. (a)	194,300	3,971
		13,260
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	20,000	948
Alliance Data Systems Corp. (a)(e)	666,173	33,975
CACI International, Inc. Class A (a)	152,000	7,022
Cognizant Technology Solutions Corp. Class A (a)	26,400	781
Global Cash Access Holdings, Inc. (a)	591,600	5,324
SAIC, Inc. (a)	326,600	5,908
		53,958
Semiconductors & Semiconductor Equipment - 4.3%
Amkor Technology, Inc. (a)	3,721,719	23,298
Cypress Semiconductor Corp. (a)	541,200	5,748
Intel Corp.	638,700	12,295
Micron Technology, Inc. (a)	1,354,800	8,657
ON Semiconductor Corp. (a)	12,128,560	88,538
		138,536
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Autodesk, Inc. (a)	236,100	$ 5,149
VMware, Inc. Class A (a)	10,700	345
		5,494
TOTAL INFORMATION TECHNOLOGY		308,357
MATERIALS - 11.0%
Chemicals - 6.9%
Albemarle Corp.	932,494	27,704
Arch Chemicals, Inc.	317,658	8,434
Ashland, Inc.	27,901	925
Celanese Corp. Class A	3,897,730	100,172
Dow Chemical Co.	437,406	9,260
FMC Corp.	146,500	7,126
Georgia Gulf Corp. (a)(e)	17,891	309
H.B. Fuller Co.	1,270,664	25,617
Nalco Holding Co.	1,108,800	19,615
Phosphate Holdings, Inc. (a)(j)	192,500	943
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	454,900	4,067
Texas Petrochemicals, Inc. (a)	93,624	398
W.R. Grace & Co. (a)	1,278,441	21,260
		225,830
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	347,100	11,781
Packaging Corp. of America	22,170	436
Rock-Tenn Co. Class A	333,398	14,990
Sealed Air Corp.	22,800	419
Temple-Inland, Inc.	85,950	1,346
		28,972
Metals & Mining - 3.1%
Cliffs Natural Resources, Inc.	83,673	2,292
Compass Minerals International, Inc.	45,000	2,394
Freeport-McMoRan Copper & Gold, Inc.	1,422,117	85,754
Ormet Corp. (a)	500,000	165
Ormet Corp. (a)(j)	150,000	45
Reliance Steel & Aluminum Co.	150,065	5,059
United States Steel Corp.	120,000	4,770
		100,479
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Domtar Corp. (a)(e)	100,233	$ 1,900
Neenah Paper, Inc.	231,700	2,271
		4,171
TOTAL MATERIALS		359,452
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	2,771,132	3,408
PAETEC Holding Corp. (a)	1,965,903	5,780
Qwest Communications International, Inc. (e)	3,736,700	14,424
tw telecom, inc. (a)	272,503	2,698
Windstream Corp.	43,477	381
		26,691
Wireless Telecommunication Services - 2.9%
Centennial Communications Corp. Class A (a)	498,868	3,826
Crown Castle International Corp. (a)	1,221,980	35,120
Rogers Communications, Inc. Class B (non-vtg.)	141,176	3,922
Sprint Nextel Corp. (a)	4,653,313	18,613
Syniverse Holdings, Inc. (a)	1,855,562	32,528
		94,009
TOTAL TELECOMMUNICATION SERVICES		120,700
UTILITIES - 5.5%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	1,654
Great Plains Energy, Inc.	7,549	120
		1,774
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	3,413
Independent Power Producers & Energy Traders - 4.7%
AES Corp.	8,905,279	113,896
Calpine Corp. (a)	1,636,000	21,072
Mirant Corp. (a)	320,300	5,785
NRG Energy, Inc. (a)	449,872	12,241
		152,994
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
CMS Energy Corp.	1,632,100	$ 21,119
TOTAL UTILITIES		179,300
TOTAL COMMON STOCKS (Cost $3,502,291)		2,857,865
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	8,800	7,726
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	611	278
TOTAL PREFERRED STOCKS (Cost $6,831)		8,004
Nonconvertible Bonds - 6.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.4%
General Motors Corp.:
6.75% 5/1/28 (c)	$ 2,515	346
7.125% 7/15/13 (c)	6,805	919
7.2% 1/15/11 (c)	18,790	2,631
8.25% 7/15/23 (c)	20,460	3,018
8.375% 7/15/33 (c)	32,130	4,900
8.8% 3/1/21 (c)	8,800	1,254
		13,068
Hotels, Restaurants & Leisure - 1.3%
MGM Mirage, Inc.:
5.875% 2/27/14	1,605	1,132
6.625% 7/15/15	4,415	3,113
6.75% 9/1/12	1,280	963
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13	$ 7,500	$ 5,494
7.5% 6/1/16	3,575	2,467
7.625% 1/15/17	9,125	6,388
8.375% 2/1/11	7,455	6,039
13% 11/15/13 (g)	4,850	5,420
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(g)	9,711	7,623
Station Casinos, Inc.:
6% 4/1/12 (c)	6,660	2,065
7.75% 8/15/16 (c)	7,395	2,255
		42,959
Media - 0.1%
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(g)	4,400	2,748
Specialty Retail - 0.0%
Sonic Automotive, Inc. 8.625% 8/15/13	2,010	1,608
TOTAL CONSUMER DISCRETIONARY		60,383
CONSUMER STAPLES - 0.5%
Food Products - 0.3%
Smithfield Foods, Inc.:
7% 8/1/11	10,600	10,070
7.75% 7/1/17	650	489
		10,559
Personal Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	6,255	5,880
TOTAL CONSUMER STAPLES		16,439
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
El Paso Energy Corp.:
7.75% 1/15/32	7,015	6,287
7.8% 8/1/31	1,535	1,305
Forest Oil Corp. 7.25% 6/15/19	8,835	8,393
Range Resources Corp. 7.25% 5/1/18	440	428
		16,413
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 1.4%
Consumer Finance - 1.4%
GMAC LLC:
6% 12/15/11	$ 1,190	$ 1,071
6% 12/15/11 (g)	9,390	8,686
6.625% 5/15/12 (g)	6,410	5,833
7.5% 12/31/13 (g)	22,222	19,000
8% 12/31/18 (g)	12,693	9,710
		44,300
INDUSTRIALS - 0.2%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	530	5
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		19
Building Products - 0.0%
Owens Corning 7% 12/1/36	837	649
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,170	1,552
Road & Rail - 0.1%
Hertz Corp. 8.875% 1/1/14	3,255	3,133
TOTAL INDUSTRIALS		5,353
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
8.875% 12/15/14	3,150	2,079
10.125% 12/15/16	2,085	1,084
NXP BV:
7.875% 10/15/14	3,520	2,358
10% 7/15/13 (g)	1,234	1,049
		6,570
MATERIALS - 0.2%
Chemicals - 0.2%
Chemtura Corp. 6.875% 6/1/16 (c)	4,450	3,627
Georgia Gulf Corp. 9.5% 10/15/14 (c)	2,780	1,779
		5,406
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	$ 11,895	$ 8,981
6.9% 5/1/19	8,400	7,466
		16,447
Wireless Telecommunication Services - 0.7%
Digicel Group Ltd. 8.875% 1/15/15 (g)	1,520	1,330
Nextel Communications, Inc. 7.375% 8/1/15	13,160	11,811
Sprint Nextel Corp. 6% 12/1/16	12,345	10,786
		23,927
TOTAL TELECOMMUNICATION SERVICES		40,374
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
AES Corp. 7.75% 10/15/15	6,595	6,397
TOTAL NONCONVERTIBLE BONDS (Cost $167,817)		201,635
Floating Rate Loans - 3.0%

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Visteon Corp. term loan 4.426% 6/13/13 (c)(h)	8,540	4,142
Hotels, Restaurants & Leisure - 0.3%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8692% 6/14/13 (h)	741	568
term loan 2.625% 6/14/14 (h)	8,728	6,699
Venetian Macau Ltd.:
Tranche B, term loan 2.85% 5/26/13 (h)	1,113	1,035
Tranche DD, term loan 2.85% 5/26/12 (h)	643	598
		8,900
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (h)	$ 4,962	$ 4,565
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (h)	9,155	7,393
		11,958
TOTAL CONSUMER DISCRETIONARY		25,000
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon Consumer Products Corp. term loan 4.3931% 1/15/12 (h)	6,501	6,078
INDUSTRIALS - 0.6%
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.3009% 4/30/12 (h)	6,929	6,167
Tranche 2LN, term loan 3.5519% 4/30/14 (h)	13,900	9,313
		15,480
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.8441% 12/3/14 (h)	4,558	3,760
TOTAL INDUSTRIALS		19,240
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (h)	1,994	1,749
Tranche B-A, term loan 2.7093% 10/1/14 (h)	6,938	6,088
		7,837
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. term loan 2.0588% 12/1/13 (h)	33,668	24,830
TOTAL INFORMATION TECHNOLOGY		32,667
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp. term loan 10% 10/3/13 (h)	4,664	4,338
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Financing, Inc. term loan 2.6979% 3/13/14 (h)	$ 10,000	$ 8,550
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 3.8018% 10/10/14 (h)	4,530	3,477
TOTAL FLOATING RATE LOANS (Cost $91,651)		99,350
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.37% (i)	88,624,874	88,625
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(i)	132,494,725	132,495
TOTAL MONEY MARKET FUNDS (Cost $221,120)		221,120
Other - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (h) (Cost $234)	29,250,000	219
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $3,989,944)		3,388,193
NET OTHER ASSETS - (4.0)%		(131,719)
NET ASSETS - 100%		$ 3,256,474
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,682,000 or 1.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,035,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,176
Fidelity Securities Lending Cash Central Fund	1,278
Total	$ 3,454
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Service Corp. International	$ 111,209	$ 11,482	$ -	$ 2,043	$ 80,710
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 324,580	$ 324,580	$ -	$ -
Consumer Staples	48,728	48,728	-	-
Energy	457,440	449,714	7,726	-
Financials	387,320	387,042	278	-
Health Care	213,059	213,059	-	-
Industrials	466,933	466,670	-	263
Information Technology	308,357	308,096	-	261
Materials	359,452	359,452	-	-
Telecommunication Services	120,700	120,700	-	-
Utilities	179,300	179,300	-	-
Other	219	-	-	219
Corporate Bonds	201,635	-	201,616	19
Floating Rate Loans	99,350	-	99,350	-
Money Market Funds	221,120	221,120	-	-
Total Investments in Securities:	$ 3,388,193	$ 3,078,461	$ 308,970	$ 762
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 660
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,866)
Cost of Purchases	-
Proceeds of Sales	(114)
Amortization/Accretion	-
Transfer in/out of Level 3	3,082
Ending Balance	$ 762
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (2,866)

The information used in the above reconciliation represents fiscal year to date activity for any Investment in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	1.8%
B	3.1%
CCC,CC,C	3.3%
D	0.6%
Not Rated	0.4%
Equities	88.0%
Short-Term Investments and Net Other Assets	2.8%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $278,762,000 of which $28,399,000 and $250,363,000 will expire on July 31, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $841,549,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2009

Assets
Investment in securities, at value (including securities loaned of $126,340) - See accompanying schedule: Unaffiliated issuers (cost $3,632,397)	$ 3,086,363
Fidelity Central Funds (cost $221,120)	221,120
Other affiliated issuers (cost $136,427)	80,710
Total Investments (cost $3,989,944)		$ 3,388,193
Cash		20
Foreign currency held at value (cost $396)		409
Receivable for investments sold		1,449
Receivable for fund shares sold		6,474
Dividends receivable		593
Interest receivable		3,583
Distributions receivable from Fidelity Central Funds		125
Prepaid expenses		14
Total assets		3,400,860

Liabilities
Payable for fund shares redeemed	$ 8,507
Accrued management fee	1,528
Distribution fees payable	1,016
Other affiliated payables	793
Other payables and accrued expenses	47
Collateral on securities loaned, at value	132,495
Total liabilities		144,386

Net Assets		$ 3,256,474
Net Assets consist of:
Paid in capital		$ 4,975,308
Undistributed net investment income		16,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,134,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(601,740)
Net Assets		$ 3,256,474

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,342,992 ÷ 56,696 shares)	$ 23.69

Maximum offering price per share (100/94.25 of $23.69)	$ 25.14
Class T: Net Asset Value and redemption price per share ($728,385 ÷ 31,261 shares)	$ 23.30

Maximum offering price per share (100/96.50 of $23.30)	$ 24.15
Class B: Net Asset Value and offering price per share ($127,736 ÷ 5,620 shares)A	$ 22.73

Class C: Net Asset Value and offering price per share ($496,377 ÷ 21,865 shares)A	$ 22.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($560,984 ÷ 23,407 shares)	$ 23.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2009

Investment Income
Dividends (including $2,043 earned from other affiliated issuers)		$ 36,801
Interest		34,727
Income from Fidelity Central Funds		3,454
Total income		74,982

Expenses
Management fee	$ 18,599
Transfer agent fees	8,538
Distribution fees	12,462
Accounting and security lending fees	866
Custodian fees and expenses	46
Independent trustees' compensation	21
Registration fees	217
Audit	66
Legal	22
Miscellaneous	205
Total expenses before reductions	41,042
Expense reductions	(14)	41,028
Net investment income (loss)		33,954
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,108,458)
Foreign currency transactions	(79)
Total net realized gain (loss)		(1,108,537)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,016,540)
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		(1,016,529)
Net gain (loss)		(2,125,066)
Net increase (decrease) in net assets resulting from operations		$ (2,091,112)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,954	$ 959	$ 23,767
Net realized gain (loss)	(1,108,537)	(29,475)	125,656
Change in net unrealized appreciation (depreciation)	(1,016,529)	(144,635)	240,262
Net increase (decrease) in net assets resulting from operations	(2,091,112)	(173,151)	389,685
Distributions to shareholders from net investment income	(15,385)	(19,811)	(1,638)
Distributions to shareholders from net realized gain	-	(116,235)	(10,541)
Total distributions	(15,385)	(136,046)	(12,179)
Share transactions - net increase (decrease)	(138,268)	1,397,922	2,052,798
Total increase (decrease) in net assets	(2,244,765)	1,088,725	2,430,304

Net Assets
Beginning of period	5,501,239	4,412,514	1,982,210
End of period (including undistributed net investment income of $16,921 and undistributed net investment income of $1,386 and undistributed net investment income of $23,634, respectively)	$ 3,256,474	$ 5,501,239	$ 4,412,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Income from Investment Operations
Net investment income (loss) E	.27	.05	.35 H	.11	.16 I	- J, N, Q
Net realized and unrealized gain (loss)	(12.93)	(.97)	5.47	4.95	3.69	5.88
Total from investment operations	(12.66)	(.92)	5.82	5.06	3.85	5.88
Distributions from net investment income	(.12)	(.23)	(.04)	(.07)	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.43)	(.43)
Total distributions	(.12)	(1.21) P	(.21)	(.16) O	(.43)	(.43)
Net asset value, end of period	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67
Total Return B, C, D	(34.57)%	(2.42)%	17.74%	18.10%	15.87%	31.15%
Ratios to Average Net Assets F, L
Expenses before reductions	1.20%	1.12% A	1.11%	1.16%	1.20%	1.28%
Expenses net of fee waivers, if any	1.20%	1.12% A	1.11%	1.16%	1.20%	1.28%
Expenses net of all reductions	1.20%	1.12% A	1.11%	1.16%	1.17%	1.26%
Net investment income (loss)	1.27%	.20% A	.93% H	.37%	.62% I	.01% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 1,343	$ 2,288	$ 1,719	$ 736	$ 287	$ 92
Portfolio turnover rate G	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30.  N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. P Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share. Q Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Income from Investment Operations
Net investment income (loss) E	.22	(.01)	.26 H	.04	.09 I	(.07) J, N
Net realized and unrealized gain (loss)	(12.73)	(.95)	5.39	4.88	3.64	5.82
Total from investment operations	(12.51)	(.96)	5.65	4.92	3.73	5.75
Distributions from net investment income	(.10)	(.14)	-	(.03)	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.37)	(.44)
Total distributions	(.10)	(1.13) P	(.17)	(.12) O	(.37)	(.44)
Net asset value, end of period	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36
Total Return B, C, D	(34.71)%	(2.57)%	17.45%	17.80%	15.53%	30.75%
Ratios to Average Net Assets F, L
Expenses before reductions	1.42%	1.34% A	1.34%	1.40%	1.49%	1.61%
Expenses net of fee waivers, if any	1.42%	1.34% A	1.34%	1.40%	1.49%	1.61%
Expenses net of all reductions	1.42%	1.34% A	1.34%	1.39%	1.45%	1.58%
Net investment income (loss)	1.05%	(.03)% A	.70% H	.14%	.34% I	(.32)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 728	$ 1,037	$ 895	$ 480	$ 196	$ 44
Portfolio turnover rate G	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30.  N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. P Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,

2009

2008 K

2007 M

2006 M

2005 M

2004M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Income from Investment Operations
Net investment income (loss) E	.10	(.15)	.05 H	(.13)	(.05) I	(.17) J, N
Net realized and unrealized gain (loss)	(12.43)	(.93)	5.29	4.81	3.60	5.76
Total from investment operations	(12.33)	(1.08)	5.34	4.68	3.55	5.59
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.17)	(.06)	(.29)	(.39)
Total distributions	(.04)	(.93) P	(.17)	(.06) O	(.29)	(.39)
Net asset value, end of period	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06
Total Return B, C, D	(35.06)%	(2.93)%	16.79%	17.14%	14.92%	30.13%
Ratios to Average Net Assets F, L
Expenses before reductions	1.97%	1.92% A	1.90%	1.96%	2.01%	2.10%
Expenses net of fee waivers, if any	1.97%	1.92% A	1.90%	1.96%	2.01%	2.10%
Expenses net of all reductions	1.97%	1.92% A	1.90%	1.95%	1.98%	2.08%
Net investment income (loss)	.49%	(.61)% A	.14% H	(.43)%	(.18)% I	(.81)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 230	$ 227	$ 150	$ 92	$ 37
Portfolio turnover rate G	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represent $.055 per share. PDistributions from net realized gain represent $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,

2009

2008 K

2007 M

2006 M

2005 M

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Income from Investment Operations
Net investment income (loss) E	.11	(.13)	.07 H	(.10)	(.03) I	(.15) J, N
Net realized and unrealized gain (loss)	(12.42)	(.94)	5.30	4.79	3.59	5.75
Total from investment operations	(12.31)	(1.07)	5.37	4.69	3.56	5.60
Distributions from net investment income	(.04)	(.01)	-	-	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.06)	(.28)	(.40)
Total distributions	(.04)	(.99) P	(.17)	(.06) O	(.28)	(.40)
Net asset value, end of period	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00
Total Return B, C, D	(35.06)%	(2.91)%	16.90%	17.20%	14.99%	30.29%
Ratios to Average Net Assets F, L
Expenses before reductions	1.94%	1.85% A	1.84%	1.89%	1.94%	2.02%
Expenses net of fee waivers, if any	1.94%	1.85% A	1.84%	1.89%	1.94%	2.02%
Expenses net of all reductions	1.94%	1.85% A	1.84%	1.88%	1.90%	2.00%
Net investment income (loss)	.53%	(.54)% A	.20% H	(.35)%	(.11)% I	(.73)% J, N
Supplemental Data
Net assets, end of period (in millions)	$ 496	$ 962	$ 850	$ 413	$ 179	$ 47
Portfolio turnover rate G	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30.  N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represent $.055 per share. P Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,

2009

2008 J

2007 L

2006 L

2005 L

2004 L

Selected Per-Share Data
Net asset value, beginning of period	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Income from Investment Operations
Net investment income (loss) D	.33	.12	.46 G	.21	.25 H	.07 I, M
Net realized and unrealized gain (loss)	(13.06)	(.99)	5.51	4.98	3.71	5.92
Total from investment operations	(12.73)	(.87)	5.97	5.19	3.96	5.99
Distributions from net investment income	(.15)	(.31)	(.11)	(.13)	(.03)	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.44)	(.48)
Total distributions	(.15)	(1.29) O	(.28)	(.21) N	(.47)	(.48)
Net asset value, end of period	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85
Total Return B, C	(34.38)%	(2.26)%	18.06%	18.43%	16.23%	31.60%
Ratios to Average Net Assets E, K
Expenses before reductions	.93%	.85% A	.84%	.87%	.89%	.95%
Expenses net of fee waivers, if any	.93%	.85% A	.84%	.87%	.89%	.95%
Expenses net of all reductions	.93%	.85% A	.83%	.86%	.85%	.93%
Net investment income (loss)	1.54%	.47% A	1.21% G	.67%	.94% H	.34% I, M
Supplemental Data
Net assets, end of period (in millions)	$ 561	$ 985	$ 722	$ 203	$ 62	$ 24
Portfolio turnover rate F	45%	22% A	19%	9%	11%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I  Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended November 30. M As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. N Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. O Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 411,567
Unrealized depreciation	(1,020,211)
Net unrealized appreciation (depreciation)	$ (608,644)
Undistributed ordinary income	$ 10,121
Capital loss carryforward	$ (278,762)
Cost for federal income tax purposes	$ 3,996,837

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	Year ended July 31, 2009	Eight months ended July 31, 2008	November 30, 2007
Ordinary Income	$ 15,385	$ 58,334	$ 1,638
Long-term Capital Gains	-	77,712	10,541
Total	$ 15,385	$ 136,046	$ 12,179

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,447,372 and $1,371,421, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .61% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,153	$ 84
Class T	.25%	.25%	3,086	-
Class B	.75%	.25%	1,235	926
Class C	.75%	.25%	4,988	1,410
			$ 12,462	$ 2,420

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 453
Class T	63
Class B*	447
Class C*	245
$ 1,208

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,658.29
Class T	1,630.26
Class B	392.32
Class C	1,413.28
Institutional Class	1,445.27
	$ 8,538

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,278.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12 for the period In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 7,367	$ 10,327	$ 923
Class T	3,046	3,392	-
Class B	272	-	-
Class C	1,100	237	-
Institutional Class	3,600	5,855	715
Total	$ 15,385	$ 19,811	$ 1,638
From net realized gain
Class A	$ -	$ 45,096	$ 3,924
Class T	-	23,692	2,503
Class B	-	5,742	806
Class C	-	22,899	2,242
Institutional Class	-	18,806	1,066
Total	$ -	$ 116,235	$ 10,541

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended July 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Class A
Shares sold	24,189	26,418	29,461
Reinvestment of distributions	411	1,374	131
Shares redeemed	(30,651)	(9,591)	(7,360)
Net increase (decrease)	(6,051)	18,201	22,232
Class T
Shares sold	14,997	11,305	15,159
Reinvestment of distributions	174	696	71
Shares redeemed	(12,787)	(6,676)	(6,440)
Net increase (decrease)	2,384	5,325	8,790
Class B
Shares sold	1,103	1,221	2,412
Reinvestment of distributions	14	137	21
Shares redeemed	(2,043)	(918)	(1,021)
Net increase (decrease)	(926)	440	1,412
Class C
Shares sold	5,888	7,689	12,568
Reinvestment of distributions	50	473	50
Shares redeemed	(11,508)	(3,624)	(2,675)
Net increase (decrease)	(5,570)	4,538	9,943
Institutional Class
Shares sold	15,118	13,594	16,169
Reinvestment of distributions	160	481	28
Shares redeemed	(18,587)	(5,870)	(3,772)
Net increase (decrease)	(3,309)	8,205	12,425

Annual Report

11. Share Transactions - continued

	Dollars
	Year ended July 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Class A
Shares sold	$ 549,892	$ 993,479	$ 1,112,890
Reinvestment of distributions	6,815	50,970	4,411
Shares redeemed	(618,381)	(350,863)	(275,333)
Net increase (decrease)	$ (61,674)	$ 693,586	$ 841,968
Class T
Shares sold	$ 308,398	$ 420,190	$ 555,578
Reinvestment of distributions	2,847	25,423	2,360
Shares redeemed	(255,539)	(239,946)	(238,342)
Net increase (decrease)	$ 55,706	$ 205,667	$ 319,596
Class B
Shares sold	$ 24,944	$ 44,601	$ 87,168
Reinvestment of distributions	232	4,879	692
Shares redeemed	(39,562)	(32,245)	(36,506)
Net increase (decrease)	$ (14,386)	$ 17,235	$ 51,354
Class C
Shares sold	$ 129,149	$ 281,143	$ 456,219
Reinvestment of distributions	800	16,861	1,633
Shares redeemed	(215,072)	(126,975)	(95,923)
Net increase (decrease)	$ (85,123)	$ 171,029	$ 361,929
Institutional Class
Shares sold	$ 335,625	$ 512,431	$ 618,313
Reinvestment of distributions	2,670	18,027	941
Shares redeemed	(371,086)	(220,053)	(141,303)
Net increase (decrease)	$ (32,791)	$ 310,405	$ 477,951

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Leveraged Company Stock Fund (a fund of Fidelity Advisor Series I) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Leveraged Company Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 28, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Edward C. Johnson 3d and Mr. James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Mr. Johnson oversees 262 funds advised by FMR or an affiliate. Mr. Curvey oversees 392 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1983

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2002

Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (44)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (40)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Vice President and Associate General Counsel of FMR LLC (2005-present), and is an employee of Fidelity Investments.

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Leveraged Company Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	9/14/2009	9/11/2009	$0.115	$0.006

A percentage of the dividends distributed during the fiscal year for the fund qualifies for the dividend-received deduction for corporate shareholders.

Institutional Class
December 2008 (Ex-Date 12/12/08)	78%
December 2008 (Ex-Date 12/30/08)	93%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

Institutional Class
December 2008 (Ex-Date 12/12/08)	100%
December 2008 (Ex-Date 12/30/08)	100%

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Leveraged Company Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Leveraged Company Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Class A through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Leveraged Company Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-UANN-0909
1.786694.106

Item 2. Code of Ethics

As of the end of the period, July 31, 2009, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") for the fiscal year ended July 31, 2009, the eight month period ended July 31, 2008 and the fiscal year ended November 30, 2007, for services rendered to Fidelity Advisor Leveraged Company Stock Fund (the "Fund"):

Services Billed by PwC

July 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Leveraged Company Stock Fund	$56,000	$-	$4,200	$4,500

July 31, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Leveraged Company Stock Fund	$50,000	$-	$3,900	$3,100

November 30, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Leveraged Company Stock Fund	$58,000	$-	$2,900	$3,100

A Amounts may reflect rounding.

B For the eight month period ended July 31, 2008.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	July 31, 2009A	July 31, 2008A,B	November 30, 2007A
Audit-Related Fees	$3,245,000	$1,195,000C	$150,000C
Tax Fees	$2,000	$-	$-
All Other Fees	$-	$-C	$-C

A Amounts may reflect rounding.

B For the eight month period ended July 31, 2008.

C Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	July 31, 2009 A	July 31, 2008 A,B	November 30, 2007A
PwC	$4,010,000	$1,485,000	$1,465,000

A Amounts may reflect rounding.

B For the eight month period ended July 31, 2008.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended July 31, 2009, July 31, 2008 and November 30, 2007, relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 7, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 7, 2009